LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
LEASES
2023	$ 12,978
2024	12,244
2025	11,988
2026	6,592
2027	5,456
Thereafter	18,659
Total undiscounted lease payments	67,917
Less: imputed interest	(11,605)
Total lease liabilities	$ 56,312	$ 61,300